Future Minimum Contractual Revenue	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Future Minimum Contractual Revenue

NOTE 16 – FUTURE MINIMUM CONTRACTUAL REVENUE

As of December 31, 2025, the Company’s future minimum non-cancellable contractual lease income (charter-out rates, net of commissions and commercial management fee and assuming no off-hires days), excluding contracted revenue from vessels under construction, vessels operated under index-linked contracts and contracts commencing subsequent to December 31, 2025, is as follows:

Period	Amount
2026	$752,489
2027	441,346
2028	302,994
2029	192,393
2030	61,948
2031 and thereafter	132,885
Total	$1,884,055